10-Q Warrants - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Common stock issued from warrant conversion	371,468,806		371,468,806		80,792,496	905,094
Common
Class of Warrant or Right [Line Items]
Life of warrants						2 years
Fair value of warrants	$ 4,818,186		$ 4,818,186		$ 14,114,411
Unrealized fair value adjustments	$ 10,510,256	$ 6,739,675	9,296,225	$ 7,163,583
Common | Updated IPO Scenario
Class of Warrant or Right [Line Items]
Proceeds from warrants			275,000,000
Common | Prior IPO Scenario
Class of Warrant or Right [Line Items]
Proceeds from warrants			$ 495,000,000
Preferred Stock
Class of Warrant or Right [Line Items]
Life of warrants	3 years		3 years
Common stock issued from warrant conversion		80,792,496		80,792,496
Unrealized fair value adjustments	$ 0	$ 2,923,134	$ 0	$ 3,515,845